Summary of Significant Accounting Policies - Schedule of Estimated Useful Life (Details)	Dec. 31, 2023
Computer Equipment
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life	3 years
Laboratory Equipment
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life	5 years